Financial assets and liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 14,138	$ 21,779	$ 26,892
Expected unit sales price
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.001	0.002
Probability of success | Probability of success
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.10	0.10
Probability of success | Payment assumptions
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.20	0.20
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.20	0.20
Expected sales volume | Expected sales volumes
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.001	0.002
Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 14,138	$ 21,779
Discounted cash flow | Risk adjusted discount rate
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.005	0.005
Discounted cash flow | Bottom of range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	11.00%	11.00%
Discounted cash flow | Top of range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	13.00%	13.00%
Discounted cash flow | Weighted average
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	(12.50%)	(12.50%)